CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Continuing operations
Exploration and evaluation expenses	$ (3,563,437)	$ (7,107,146)	$ (6,021,506)
Corporate and administrative expenses	(1,514,519)	(1,711,475)	(1,160,608)
Business development expenses	(941,399)	(928,097)	(1,207,907)
Share based payments	(470,939)	(438,375)	(1,172,164)
Foreign stock exchange listing expenses	0	0	(580,922)
Finance income	215,549	128,377	132,752
Finance costs	(157,271)	0	0
Other income and expenses	760,917	234,090	52,538
Loss before income tax	(5,671,099)	(9,822,626)	(9,957,817)
Income tax expense	0	0	0
Loss for the year	(5,671,099)	(9,822,626)	(9,957,817)
Loss attributable to members of Piedmont Lithium Limited	(5,671,099)	(9,822,626)	(9,957,817)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(499,399)	(366,083)	(249,205)
Other comprehensive loss for the year, net of tax	(499,399)	(366,083)	(249,205)
Total comprehensive loss for the year	(6,170,498)	(10,188,709)	(10,207,022)
Total comprehensive loss attributable to members of Piedmont Lithium Limited	$ (6,170,498)	$ (10,188,709)	$ (10,207,022)
Basic loss per share (US$ per share)	$ (0.01)	$ (0.02)	$ (0.02)
Diluted loss per share (US$ per share)	$ (0.01)	$ (0.02)	$ (0.02)